Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 2,880	$ 4,470
Short-term investments		350
Accounts receivable, net of allowances of $845 and $882	17,513	13,457
Inventories	1,202	1,252
Assets held for sale	882	792
Prepaid expenses and other	3,918	2,034
Total current assets	26,395	22,355
Plant, property and equipment	232,215	220,163
Less accumulated depreciation	147,464	136,622
Plant, property and equipment, net	84,751	83,541
Investments in unconsolidated businesses	1,110	796
Wireless licenses	86,673	86,575
Goodwill	27,205	25,331
Other intangible assets, net	8,897	7,592
Non-current assets held for sale	613	10,267
Other assets	8,536	7,718
Total assets	244,180	244,175
Current liabilities
Debt maturing within one year	2,645	6,489
Accounts payable and accrued liabilities	19,593	19,362
Liabilities related to assets held for sale	24	463
Other	8,078	8,738
Total current liabilities	30,340	35,052
Long-term debt	105,433	103,240
Employee benefit obligations	26,166	29,957
Deferred income taxes	45,964	45,484
Non-current liabilities related to assets held for sale	6	959
Other liabilities	12,239	11,641
Equity
Series preferred stock ($.10 par value; none issued)
Common stock ($.10 par value; 4,242,374,240 shares issued in each period)	424	424
Contributed capital	11,182	11,196
Reinvested earnings	15,059	11,246
Accumulated other comprehensive income	2,673	550
Common stock in treasury, at cost	(7,263)	(7,416)
Deferred compensation - employee stock ownership plans and other	449	428
Noncontrolling interests	1,508	1,414
Total equity	24,032	17,842
Total liabilities and equity	$ 244,180	$ 244,175